Document and Entity Information	12 Months Ended
Dec. 31, 2014
Document And Entity Information [Abstract]
Entity Registrant Name	Axalta Coating Systems Ltd.
Trading Symbol	AXTA
Entity Central Index Key	0001616862
Entity Filer Category	Non-accelerated Filer
Document Type	S-1
Document Period End Date	Dec. 31, 2014
Amendment Flag	false